STATEMENT OF INVESTMENTS
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

May 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 63.0%
Automobiles & Components - .1%
Aptiv	1,010		64,680
Ford Motor	8,718		82,995
General Motors	2,270		75,682
Goodyear Tire & Rubber	5,120		68,659
Harley-Davidson	224	[a]	7,329
			299,345
Banks - 2.8%
Bank of America	56,979		1,515,641
BB&T	10,592	[a]	495,176
Citigroup	9,150		568,672
Citizens Financial Group	6,935		225,942
Fifth Third Bancorp	3,234		85,701
JPMorgan Chase & Co.	17,604		1,865,320
KeyCorp	10,500		167,685
M&T Bank	630		100,548
PNC Financial Services Group	4,920		626,119
SunTrust Banks	1,700		102,017
SVB Financial Group	7,070	[b]	1,423,898
U.S. Bancorp	5,082		255,116
Wells Fargo & Co.	21,332		946,501
Zions Bancorp	2,665	[a]	114,782
			8,493,118
Capital Goods - 5.1%
3M	3,752		599,382
Allegion	2,996		290,762
Amphenol	9,134		794,658
Boeing	9,250		3,159,892
Caterpillar	3,798		455,038
Deere & Co.	11,796		1,653,445
Donaldson	2,480		117,676
Dover	4,092		365,866
Eaton	4,989		371,631
Emerson Electric	2,093		126,082
Fastenal	11,180	[a]	341,996
Flowserve	6,550	[a]	304,248
Fortive	2,056		156,564
General Dynamics	741		119,168
General Electric	41,555		392,279
Hexcel	3,300		240,207

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 63.0% (continued)
Capital Goods - 5.1% (continued)
Honeywell International	13,856		2,276,679
Illinois Tool Works	2,190		305,812
Ingersoll-Rand	5,160		610,634
Johnson Controls International	1,141		43,951
Lockheed Martin	1,377		466,170
Northrop Grumman	1,146		347,525
Parker-Hannifin	612		93,220
Raytheon	3,200		558,400
Roper Technologies	9		3,095
Stanley Black & Decker	653		83,075
Toro	4,995		325,474
TransDigm Group	78	[b]	34,394
United Rentals	875	[b]	96,338
United Technologies	2,681		338,610
W.W. Grainger	220		57,572
Wabtec	223	[a]	13,911
Xylem	2,698	[a]	200,246
			15,344,000
Commercial & Professional Services - .5%
Automatic Data Processing	5,987		958,638
Nielsen Holdings	3,870		87,965
Robert Half International	2,005		107,588
Waste Management	2,644		289,121
			1,443,312
Consumer Durables & Apparel - .6%
Kontoor Brands	431		12,620
Leggett & Platt	5,010	[a]	177,905
Lennar, Cl. A	4,900		243,334
Newell Brands	485	[a]	6,509
NIKE, Cl. B	14,320		1,104,645
Under Armour, Cl. A	1,015	[b]	23,142
VF	3,015		246,868
			1,815,023
Consumer Services - 2.1%
Carnival	2,398		122,754
Marriott International, Cl. A	608		75,903
McDonald's	5,901		1,169,991
MGM Resorts International	55,390		1,374,780
Starbucks	14,828		1,127,818
Wynn Resorts	1,077	[a]	115,594
Yum! Brands	23,747		2,430,505
			6,417,345

Diversified Financials - 3.3%
American Express	1,959		224,717

Description	Shares		Value ($)
Common Stocks - 63.0% (continued)
Diversified Financials - 3.3% (continued)
Ameriprise Financial	1,989		274,939
BlackRock	456		189,495
Capital One Financial	3,733		320,553
Charles Schwab	47,596		1,980,470
CME Group	13,993		2,688,335
Discover Financial Services	4,067		303,195
Goldman Sachs Group	1,474		268,990
Intercontinental Exchange	6,113		502,550
Invesco	2,658		51,937
Moody's	720		131,674
Morgan Stanley	6,300		256,347
MSCI	9,420		2,072,494
S&P Global	1,858		397,389
State Street	5,399		298,295
T. Rowe Price Group	31		3,135
			9,964,515
Energy - 3.0%
Anadarko Petroleum	3,625		255,091
Apache	2,940	[a]	76,646
Baker Hughes	5,962	[a]	127,646
Cabot Oil & Gas	5,290	[a]	132,356
Chevron	19,962		2,272,674
Concho Resources	97		9,507
ConocoPhillips	2,451		144,511
Devon Energy	6,515		163,917
Diamondback Energy	733		71,878
Encana	5,878	[a]	30,977
EOG Resources	9,114		746,254
Exxon Mobil	18,974		1,342,790
Halliburton	3,147		67,000
Helmerich & Payne	3,085		150,887
Hess	1,575		87,980
HollyFrontier	155		5,887
Kinder Morgan	2,030		40,499
Marathon Oil	15,500		203,825
Marathon Petroleum	3,221		148,134
Noble Energy	3,700	[a]	79,180
ONEOK	1,650		104,973
Phillips 66	3,608		291,526
Pioneer Natural Resources	1,685		239,203
Schlumberger	13,022		451,733

STATEMENT OF INVESTMENTS (Unaudited) (continued)

TechnipFMC	4,410		91,728
Valero Energy	22,637		1,593,645

Description	Shares		Value ($)
Common Stocks - 63.0% (continued)
Energy - 3.0% (continued)
Williams Cos.	4,094		108,000
			9,038,447
Food & Staples Retailing - .6%
Costco Wholesale	2,865		686,397
Kroger	6,927		158,005
Sysco	1,650		113,553
Walgreens Boots Alliance	4,947		244,085
Walmart	5,992		607,828
			1,809,868
Food, Beverage & Tobacco - 2.9%
Altria Group	12,239		600,445
Archer-Daniels-Midland	4,910		188,151
Campbell Soup	230		8,351
Coca-Cola	44,735		2,197,831
Conagra Brands	1,425		38,147
Constellation Brands, Cl. A	1,330		234,679
General Mills	95		4,697
Hershey	281		37,081
Kraft Heinz	1,931		53,392
McCormick & Co.	1,809	[a]	282,276
Molson Coors Brewing, Cl. B	2,905		159,717
Mondelez International, Cl. A	64,982		3,304,335
Monster Beverage	2,265	[b]	140,113
PepsiCo	7,502		960,256
Philip Morris International	5,449		420,281
Tyson Foods, Cl. A	1,390		105,487
			8,735,239
Health Care Equipment & Services - 4.3%
Abbott Laboratories	5,983		455,486
Anthem	2,439		677,993
Baxter International	1,555		114,199
Becton Dickinson	3,010		702,654
Boston Scientific	70,479	[b]	2,707,098
Cardinal Health	1,070		45,015
Cerner	5,515		385,885
Cigna	2,556		378,339
CVS Health	39,400		2,063,378
Danaher	4,112		542,825
Edwards Lifesciences	1,648	[b]	281,314
Henry Schein	3,866	[a,b]	249,202
Humana	1,673		409,651

Intuitive Surgical	1,933	[b]	898,555
McKesson	469		57,284
Medtronic	7,085		655,929

Description	Shares		Value ($)
Common Stocks - 63.0% (continued)
Health Care Equipment & Services - 4.3% (continued)
ResMed	2,467		281,534
Stryker	2,718		498,046
UnitedHealth Group	6,642		1,606,036
			13,010,423
Household & Personal Products - 1.0%
Clorox	2,630	[a]	391,370
Colgate-Palmolive	9,438		657,074
Coty, CI. A	6,900		85,146
Estee Lauder, Cl. A	3,435		553,138
Kimberly-Clark	1,327		169,710
Procter & Gamble	10,901		1,121,822
			2,978,260
Insurance - 1.6%
Aflac	500		25,650
Allstate	4,455		425,497
American International Group	2,260		115,418
Aon	3,728		671,301
Berkshire Hathaway	9,194	[b]	1,815,079
Brighthouse Financial	244	[b]	8,660
Chubb	739		107,946
Cincinnati Financial	1,410		138,518
Hartford Financial Services Group	8,125		427,862
Lincoln National	2,076		123,418
Marsh & McLennan Cos.	4,531		433,164
MetLife	3,712		171,532
Prudential Financial	1,076		99,401
Travelers	2,826		411,381
			4,974,827
Materials - 1.8%
Air Products & Chemicals	10,643		2,166,808
CF Industries Holdings	940		37,826
Dow	4,664		218,089
DowDuPont	13,993		427,066
Ecolab	2,170		399,475
FMC	4,070		298,942
Freeport-McMoRan	21,175		205,609
International Paper	2,004		83,106
Linde	2,217		400,279
LyondellBasell Industries, CI. A	3,186		236,561
Newmont Goldcorp	4,165		137,820

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Nucor	1,060		50,880
PPG Industries	2,965		310,287
Sherwin-Williams	186		78,018
Vulcan Materials	2,949		368,360

Description	Shares		Value ($)
Common Stocks - 63.0% (continued)
Materials - 1.8% (continued)
WestRock	365		11,899
			5,431,025
Media & Entertainment - 5.7%
Activision Blizzard	590		25,588
Alphabet, Cl. A	3,175	[b]	3,513,137
Alphabet, Cl. C	1,759	[b]	1,941,285
CBS, Cl. B	959		46,301
Charter Communications, Cl. A	446	[b]	168,053
Comcast, Cl. A	88,735		3,638,135
Discovery, Cl. C	2,145	[b]	54,998
Electronic Arts	48	[b]	4,468
Facebook, Cl. A	24,586	[b]	4,363,277
Fox, Cl. A	1,598		56,298
Netflix	3,043	[b]	1,044,601
Omnicom Group	820	[a]	63,435
Twitter	2,190	[b]	79,804
Walt Disney	15,947		2,105,642
			17,105,022
Pharmaceuticals Biotechnology & Life Sciences - 4.5%
AbbVie	8,413		645,361
Allergan	619		75,462
Biogen	1,415	[b]	310,295
Bristol-Myers Squibb	8,742		396,625
Celgene	6,271	[b]	588,157
Eli Lilly & Co.	8,715		1,010,417
Gilead Sciences	15,336		954,666
Johnson & Johnson	16,822		2,206,205
Merck & Co.	35,546		2,815,599
Mettler-Toledo International	301	[b]	217,650
Nektar Therapeutics	445	[a,b]	13,937
Pfizer	35,223		1,462,459
Regeneron Pharmaceuticals	206	[b]	62,154
Thermo Fisher Scientific	9,180		2,450,876
Vertex Pharmaceuticals	27	[b]	4,487
Waters	1,402	[b]	281,395
			13,495,745
Pharmaceuticals, Biotechnology & Life Sciences - .3%
Alexion Pharmaceuticals	270	[b]	30,694
AmerisourceBergen	2,188		170,358

Amgen	3,754		625,792
			826,844
Real Estate - 1.9%
American Tower	12,325	[c]	2,573,090

Description	Shares		Value ($)
Common Stocks - 63.0% (continued)
Real Estate - 1.9% (continued)
Apartment Investment & Management, CI. A	4,251	[c]	212,337
AvalonBay Communities	2,125	[c]	431,396
Crown Castle International	2,870	[c]	373,129
Equinix	373	[c]	181,200
Equity Residential	177	[c]	13,553
Extra Space Storage	40	[c]	4,286
Federal Realty Investment Trust	488	[c]	63,796
HCP	11,405	[c]	361,653
Iron Mountain	7,405	[a,c]	226,963
Kimco Realty	13,895	[c]	241,773
Macerich	3,160	[c]	114,803
Mid-America Apartment Communities	55	[c]	6,280
Realty Income	1,140	[c]	79,891
Simon Property Group	780	[c]	126,430
Ventas	3,045	[c]	195,794
Welltower	4,935	[c]	400,821
Weyerhaeuser	1,200	[c]	27,360
			5,634,555
Retailing - 1.8%
Booking Holdings	374	[b]	619,426
Dollar General	1,330		169,282
Dollar Tree	2,974	[b]	302,129
eBay	2,742		98,520
Genuine Parts	414		40,945
Home Depot	8,193		1,555,441
L Brands	849		19,069
Lowe's	6,692		624,230
Macy's	329	[a]	6,768
O'Reilly Automotive	1,880	[b]	698,176
Ross Stores	2,308		214,621
The TJX Companies	19,329		972,055
			5,320,662
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices	56,100	[a,b]	1,537,701
Analog Devices	1,503		145,220
Applied Materials	5,935		229,625
Broadcom	1,590		400,108
Intel	23,792		1,047,800

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Lam Research	2,579		450,319
Marvell Technology Group	82,980		1,850,454
Micron Technology	52,000	[b]	1,695,720
NVIDIA	3,918		530,732
Qualcomm	3,107		207,610

Description	Shares		Value ($)
Common Stocks - 63.0% (continued)
Semiconductors & Semiconductor Equipment - 3.0% (continued)
Texas Instruments	8,654		902,699
Xilinx	1,834		187,637
			9,185,625
Software & Services - 10.4%
Accenture, CI. A	4,293		764,455
Adobe	11,967	[b]	3,241,860
Amazon.com	3,548	[b]	6,297,948
ANSYS	895	[b]	160,653
Autodesk	1,980	[b]	318,602
Cognizant Technology Solutions, Cl. A	6,257		387,496
DXC Technology	1,729		82,197
Fiserv	6,857	[a,b]	588,742
International Business Machines	2,986		379,192
Intuit	737		180,454
Jack Henry & Associates	1,935		253,911
Manhattan Associates	5,660	[a,b]	370,560
Mastercard, Cl. A	8,549		2,149,988
Microsoft	56,354		6,969,863
Oracle	17,795		900,427
Paychex	9,774		838,511
PayPal Holdings	3,617	[b]	396,966
salesforce.com	18,922	[b]	2,864,980
Symantec	2,805		52,538
Visa, Cl. A	26,627	[a]	4,295,734
			31,495,077
Technology Hardware & Equipment - 2.6%
Apple	24,170		4,231,442
Cisco Systems	34,377		1,788,635
Cognex	5,340		216,804
Corning	11,080		319,547
Hewlett Packard Enterprise	20,128		276,156
HP	20,128		375,991
IPG Photonics	2,205	[a,b]	276,000
Motorola Solutions	768		115,162
TE Connectivity	3,810		320,916
Western Digital	1,211	[a]	45,073
			7,965,726

Telecommunication Services - .7%
AT&T		35,473		1,084,764
CenturyLink		9,540	[a]	99,693
Verizon Communications		18,370		998,409
				2,182,866

Description		Shares		Value ($)
Common Stocks - 63.0% (continued)
Transportation - 1.0%
CSX		7,713		574,387
Delta Air Lines		3,995		205,743
Expeditors International of Washington		4,410		306,892
FedEx		1,550		239,134
Norfolk Southern		757		147,721
Southwest Airlines		9,025		429,590
Union Pacific		5,748		958,651
United Parcel Service, Cl. B		1,559		144,862
				3,006,980
Utilities - 1.4%
AES		11,440		180,752
American Electric Power		1,420		122,290
CenterPoint Energy		5,755		163,672
CMS Energy		8,406		471,661
Dominion Energy		1,495		112,394
DTE Energy		660		82,810
Duke Energy		1,057		90,490
Eversource Energy		2,320		171,309
Exelon		3,460		166,357
NextEra Energy		4,726		936,740
NiSource		10,190		283,792
NRG Energy		6,525		222,111
Pinnacle West Capital		1,425		133,822
Sempra Energy		4,408		579,432
Southern		500		26,750
Xcel Energy		10,110		579,707
				4,324,089
Total Common Stocks (cost $97,832,292)				190,297,938
	1-Day Yield (%)
Investment Companies - 36.9%
Registered Investment Companies - 36.9%
BNY Mellon Dynamic Value Fund, Cl. Y		1,051,567	[d]	34,449,338
BNY Mellon Income Stock Fund, Cl. M		3,512,340	[d]	28,871,435
BNY Mellon Research Growth Fund, Cl. Y		2,987,120	[d]	44,119,771
Dreyfus Institutional Preferred Government Plus Money Market Fund	2.4	4,183,205	[d]	4,183,205
Total Investment Companies (cost $105,343,975)				111,623,749

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $203,176,267)	99.9%	301,921,687
Cash and Receivables (Net)	.1%	198,826
Net Assets	100.0%	302,120,513

a Security, or portion thereof, on loan. At May 31, 2019, the value of the fund’s securities on loan was $10,134,598 and the value of the collateral held by the fund was $10,465,116, consisting of U.S. Government & Agency securities.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

May 31, 2019 (Unaudited)

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Common Stocks†	190,297,938	-	-	190,297,938
Investment Companies	111,623,749	-	-	111,623,749

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board Members (“Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

NOTES

At May 31, 2019, accumulated net unrealized appreciation on investments was $98,745,420, consisting of $103,420,655 gross unrealized appreciation and $4,675,235 gross unrealized depreciation.

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.